Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Classes Of Inventories [Abstract]
Disclosure Of Detailed Information About Inventories Explanatory
As at December 31,	2020	2019
Product
Refining and Marketing	613	874
Oil Sands	382	570
Conventional	1	1
Parts and Supplies	93	87
	1,089	1,532